Submission	May 14, 2026
Submission [Line Items]
Central Index Key	0001969373
Registrant Name	Vesta Real Estate Corporation, S.A.B. de C.V.
Registration File Number	333-295617
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A